Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024 EUR (€) shares employee people	Dec. 31, 2023 EUR (€) shares employee shareOptions people	Dec. 31, 2014 EUR (€)	Dec. 31, 2022 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	206,753	212,764		206,462
Fixed	€ 6,585	€ 6,271
Variable remuneration in cash	3,130	3,000
Variable remuneration in shares	3,130	3,000
Pension contribution	2,444	2,110
Other remuneration	5,815	5,251
Total	€ 30,214	€ 28,567
Senior Management
Disclosure of transactions between related parties [line items]
Reduction in directors' remuneration, percentage	39.00%
Number of persons | people	14	14
Fixed	€ 16,466	€ 17,109
Pension contribution	4,520	4,775
Other remuneration	7,153	7,135
Total	€ 49,531	€ 50,169	€ 80,792
Award, number of shares (in shares) | shares	1,611,965	1,567,930
Options granted (in shares) | shares		1,386,491
Deferred amount in shares not linked to long-term objectives (in shares) | shares	725,399	700,305
Deferred amount in shares not linked to long-term objectives (in share options) | shareOptions		554,597
Senior Management | Variable remuneration (bonus) - Immediate payment
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	€ 7,376	€ 7,355
Variable remuneration in shares	7,377	7,356
Senior Management | Deferred variable remuneration
Disclosure of transactions between related parties [line items]
Variable remuneration in cash	3,319	3,219
Variable remuneration in shares	€ 3,320	€ 3,220